Provisions - Other Foreign Subsidiaries - Post employment plans and other similar obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits
Contributions to defined contribution pension funds	€ 286	€ 283	€ 292
Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(8.67%)
Other Foreign Countries
Employee Benefits
Contributions to defined contribution pension funds	€ 106	€ 103	€ 110
Other Foreign Countries | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	4.78%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(4.40%)
Brazil
Actuarial assumptions
Cumulative annual CPI growth	3.00%
Mortality tables	AT - 2000 Basic
Brazil | Minimum
Actuarial assumptions
Annual discount rate	8.39%
Brazil | Maximum
Actuarial assumptions
Annual discount rate	8.44%